Segments - Summary of Results for the Group's Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Total revenue	$ 1,880,367	$ 1,587,261	$ 2,777,423	$ 2,305,416
Total cruise operating expenses	(1,021,102)	(878,601)	(1,614,763)	(1,382,526)
Other operating expenses
Selling and administration	(248,293)	(220,593)	(492,155)	(440,411)
Depreciation and amortization	(65,440)	(61,773)	(134,240)	(127,315)
Total other operating expenses	(313,733)	(282,366)	(626,395)	(567,726)
Operating income (loss)	545,532	426,294	536,265	355,164
River
Disclosure of operating segments [line items]
Total revenue	1,021,719	891,747	1,235,802	1,057,178
Total cruise operating expenses			(745,508)	(650,782)
Other operating expenses
Selling and administration			(225,356)	(222,588)
Depreciation and amortization			(47,051)	(49,600)
Total other operating expenses			(272,407)	(272,188)
Operating income (loss)			217,887	134,208
Ocean
Disclosure of operating segments [line items]
Total revenue	712,891	573,225	1,271,869	1,020,905
Total cruise operating expenses			(698,170)	(580,285)
Other operating expenses
Selling and administration			(183,797)	(146,443)
Depreciation and amortization			(67,222)	(55,603)
Total other operating expenses			(251,019)	(202,046)
Operating income (loss)			322,680	238,574
Other
Disclosure of operating segments [line items]
Total revenue	$ 145,757	$ 122,289	269,752	227,333
Total cruise operating expenses			(171,085)	(151,459)
Other operating expenses
Selling and administration			(83,002)	(71,380)
Depreciation and amortization			(19,967)	(22,112)
Total other operating expenses			(102,969)	(93,492)
Operating income (loss)			$ (4,302)	$ (17,618)